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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC Z0549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number 811-08343

                           Phoenix Investment Trust 97
               (Exact name of registrant as specified in charter)

                101 Munson Street                Greenfield, MA 01301
    (Address of principal executive offices)           (Zip code)

              John Beers, Esq. One American Row Hartford, CT 06102
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-243-1574

Date of fiscal year end: 8/31

Date of reporting period: 7/1/07-6/30/08

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S) (S)
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609: The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

                              GENERAL INSTRUCTIONS

A. Rule as to Use of Form N-PX.

     Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the "Act") and Rule 30bl-4 under the Act (17 CFR 270.30bl-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 ((S) (S) 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B. Application of General Rules and Regulations.

     The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

                    Persons who are to respond to the collection of information contained in this form are not required to respond unless
SEC 2451 (4-03)     the form displays a currently valid OMB control number.

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Instructions.

1. In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term "series" means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule l8f-2(a) under the Act (17 CFR 270.18f-2(a)).

2. The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

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<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08343
Reporting Period: 07/01/2007 - 06/30/2008
Phoenix Investment Trust 97









========================== PHOENIX VALUE EQUITY FUND ===========================


COMPUTER SCIENCES CORPORATION

Ticker:       CSC            Security ID:  205363104
Meeting Date: JUL 30, 2007   Meeting Type: Annual
Record Date:  JUN 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Irving W. Bailey, II                For       For        Management
1.2   Elect Dave J. Barram                      For       For        Management
1.3   Elect Stephen L. Baum                     For       For        Management
1.4   Elect Rodney F. Chase                     For       For        Management
1.5   Elect Michael W. Laphen                   For       For        Management
1.6   Elect F. Warren McFarlen                  For       For        Management
1.7   Elect Thomas H. Patrick                   For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Ratify Auditors                           For       For        Management
4     Board Diversity                           Against   For        Shareholder
5     Report on Political Contributions         Against   For        Shareholder


--------------------------------------------------------------------------------

FREEPORT-MCMORAN COPPER & GOLD INC.

Ticker:       FCX            Security ID:  35671D857
Meeting Date: JUL 10, 2007   Meeting Type: Annual
Record Date:  MAY 25, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Richard C. Adkerson        For       For        Management
1.2   Elect Director Robert J. Allison, Jr.     For       For        Management
1.3   Elect Director Robert A. Day              For       For        Management
1.4   Elect Director Gerald J. Ford             For       For        Management
1.5   Elect Director H. Devon Graham, Jr.       For       For        Management
1.6   Elect Director J. Bennett Johnston        For       For        Management
1.7   Elect Director Charles C. Krulak          For       For        Management
1.8   Elect Director Bobby Lee Lackey           For       For        Management
1.9   Elect Director Jon C. Madonna             For       For        Management
1.10  Elect Director Dustan E. McCoy            For       For        Management
1.11  Elect Director Gabrielle K. McDonald      For       For        Management
1.12  Elect Director James R. Moffett           For       For        Management
1.13  Elect Director B.M. Rankin, Jr.           For       For        Management
1.14  Elect Director J. Stapleton Roy           For       For        Management
1.15  Elect Director Stephen H. Siegele         For       For        Management
1.16  Elect Director J. Taylor Wharton          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management


--------------------------------------------------------------------------------

TIDEWATER INC.

Ticker:       TDW            Security ID:  886423102
Meeting Date: JUL 12, 2007   Meeting Type: Annual
Record Date:  MAY 18, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Richard T. Dumoulin        For       For        Management
1.2   Elect Director J. Wayne Leonard           For       For        Management
1.3   Elect Director Dean E. Taylor             For       For        Management
2     Ratify Auditors                           For       For        Management
========== END NPX REPORT
</PRE>

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                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Investment Trust 97


By (Signature and Title)* /s/ George Aylward
                          --------------------------------
                          George Aylward, President

Date July 31, 2008

* Print the name and title of each signing officer under his or her signature.

                                        3